Schedule of Derivative Liabilites Related to Convertible Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair value of derivatives December 31, 2014			$ 1,256,159
New issuances	$ 317,786
Conversion of derivative liabilities	(251,597)		(153,050)
Change in fair value of derivative liability	352,807	$ 0	(92,875)	$ 0
Fair value of derivative liabilities at March 31, 2015	$ 1,675,155		1,256,159
RM-DC Note [Member]
Fair value of derivatives December 31, 2014			1,305,676
MP Note [Member]
Fair value of derivatives December 31, 2014			$ 196,408